Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - Additional Information (Detail) - $ / shares	Sep. 13, 2020	Sep. 30, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Preferred stock, shares authorized		5,000,000	5,000,000
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common Stock
Class of Stock [Line Items]
Redeemable convertible preferred stock converted to common stock	25,958,000
Redeemable convertible preferred stock warrant liability
Class of Stock [Line Items]
Common stock issued on exercise of outstanding redeemable convertible preferred stock warrants	274,000